Fees Summary	Sep. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 39,392,000
Previously Paid Amount	0.00
Total Fee Amount	6,030.92
Total Offset Amount	0.00
Net Fee	6,030.92
Narrative - Max Aggregate Offering Price	$ 39,392,000
Final Prospectus	true